Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Parenthetical) (Details) - Education assessment caseware	12 Months Ended
Dec. 31, 2019 item grade
Intangible assets
Number of subjects included | item	3
Number of grades of junior and senior high school included | grade	6